Stock Option Plans and Stock Based Compensation Level 4 (Details) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option Plan Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 1 month
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2013	12,079,671
Options granted	247,560
Options forfeited	(1,301,723)
Options outstanding at December 31, 2014	11,025,508
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,373,601
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,880,442
Weighted Average Exercise Price of Options Outstanding at December 31, 2010	$ 3.87	$ 4.08
Weighted Average Exercise Price of Options granted	$ 1
Weighted Average Exercise Price of Options forfeited	$ 4.14
Weighted Average Exercise Price of Exercisable options at December 31, 2011	$ 3.98
Weighted Average Exercise Price of options expected to vest at December 31, 2011	$ 1.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 0 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years 8 months
Aggregate Intrinsic Value of Options Exercisable and Options Exercised	$ 0
Minimum [Member]
Stock Option Plan Activity [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 1.21
Maximum [Member]
Stock Option Plan Activity [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 29.42
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		0
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A Options [Member]
Stock Option Plan Activity [Line Items]
Aggregate Grant Date Fair Value	$ 2,000,000		$ 6,000,000